SEGMENT REPORTING - Information about segments (Details)	6 Months Ended
	Jun. 30, 2025 VND (₫) segment	Jun. 30, 2025 USD ($) segment	Jun. 30, 2024 VND (₫)	Jun. 30, 2025 USD ($)
SEGMENT REPORTING
Number of reportable segments | segment	3	3
Revenues	₫ 32,915,685,000,000	$ 1,313,894,499	₫ 15,196,102,000,000
Cost of sales	(45,477,065,000,000)	(1,815,306,762)	(24,461,460,000,000)
Gross loss	(12,561,380,000,000)	(501,412,262)	(9,265,358,000,000)
Research and development costs	(4,350,711,000,000)	(173,667,212)	(5,255,234,000,000)
Selling and distribution costs	(3,700,177,000,000)	(147,699,864)	(3,236,184,000,000)
Administrative expenses	(3,450,927,000,000)	(137,750,559)	(3,657,792,000,000)
Net other operating expenses	(1,117,043,000,000)	(44,588,975)	(2,011,108,000,000)
Operating loss	(25,180,238,000,000)	(1,005,118,873)	(23,425,676,000,000)
Operating segments
SEGMENT REPORTING
Revenues	32,915,685,000,000	1,313,894,499	15,196,102
Cost of sales	(45,477,065,000,000)	(1,815,306,762)	(24,461,460)
Gross loss	(12,561,380,000,000)	(501,412,262)	(9,265,358)
Reconciling to operating loss:	(12,618,858,000,000)	(503,706,610)	(14,160,318)
Research and development costs	(4,350,711,000,000)	(173,667,212)	(5,255,234)
Selling and distribution costs	(3,700,177,000,000)	(147,699,864)	(3,236,184)
Administrative expenses	(3,450,927,000,000)	(137,750,559)	(3,657,792)
Net other operating expenses	(1,117,043,000,000)	(44,588,975)	(2,011,108)
Operating loss	(25,180,238,000,000)	(1,005,118,873)	(23,425,676)
Operating segments | Car
SEGMENT REPORTING
Revenues | ₫	28,415,356,000,000		13,585,273
Cost of sales | ₫	(40,539,649,000,000)		(22,794,302)
Gross loss | ₫	(12,124,293,000,000)		(9,209,029)
Depreciation and amortization	3,900,000,000,000		3,799,000,000,000	$ 155,700,000
Operating segments | E-scooter
SEGMENT REPORTING
Revenues	1,853,126,000,000	73,971,180	795,614
Cost of sales	(3,594,434,000,000)	(143,478,924)	(1,208,580)
Gross loss	(1,741,308,000,000)	(69,507,744)	(412,966)
Depreciation and amortization	266,000,000,000		245,000,000,000	10,600,000
Operating segments | Ebus
SEGMENT REPORTING
Revenues	517,524,000,000	20,657,991
Cost of sales	(494,490,000,000)	(19,738,544)	(16,348)
Gross loss	23,034,000,000	919,448	(16,348)
Depreciation and amortization	89,000,000,000		16,000,000,000	$ 3,600,000
Operating segments | All other
SEGMENT REPORTING
Revenues	2,129,679,000,000	85,010,338	815,215
Cost of sales	(848,492,000,000)	(33,869,232)	(442,230)
Gross loss	₫ 1,281,187,000,000	51,141,106	₫ 372,985
Operating segments | Automobiles
SEGMENT REPORTING
Revenues | $		1,134,254,990
Cost of sales | $		(1,618,220,062)
Gross loss | $		$ (483,965,073)